Loans and asset quality - Nonperforming Assets (Details) - Domestic - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	$ 86	$ 76
Other assets owned	3	3
Total nonperforming assets	89	79
Other residential mortgages
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	62	67
Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	$ 24	$ 9